Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 6:-       PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011

Cost:
Computers, manufacturing, peripheral equipment *)	$33,185	$78,367
Office furniture and equipment	2,008	4,391
Leasehold improvements	1,019	1,823

	36,212	84,581
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	18,031	49,995
Office furniture and equipment	1,195	2,837
Leasehold improvements	775	1,284

	20,001	54,116

Depreciated cost	$16,211	$30,465
Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were $ 3,283, $ 4,712 and $ 10,231, respectively.